SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
The intrinsic value of options exercised	$ 504	$ 4,429	$ 1,824
The original fair value of options exercised	$ 188	$ 1,018	$ 665